Document and Entity Information	Jul. 31, 2023
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	AIM Counselor Series Trust (Invesco Counselor Series Trust)
Entity Central Index Key	0001112996
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 31, 2023
Document Effective Date	Jul. 31, 2023
Prospectus Date	Dec. 16, 2022